UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:            811-21527

THE ENDOWMENT MASTER FUND, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, SUITE 800

HOUSTON, TEXAS 77027

(Address of principal executive offices) (Zip code)

George Zornada, Esq.

K&L Gates LLP

State Street Financial Center

One Lincoln Street

Boston, Ma 02111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 993-4675

Date of fiscal year end: December 31

Date of reporting period: July 1, 2008 through June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2008 TO JUNE 30, 2009

    CARDIONET, INC.

Security:	14159L103	Agenda Number:	933029438

Ticker:	BEAT	Meeting Type:	Annual

ISIN:	US14159L1035	Meeting Date:	08-May-09

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management
01	DIRECTOR

	1 RANDY H. THURMAN	Mgmt	No vote

	2 KIRK E. GORMAN	Mgmt	No vote

02	TO RATIFY THE SELECTION BY THE AUDIT COMMITTEE OF OUR BOARD OF DIRECTORS OF ERNST & YOUNG LLP AS OUR INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2009.	Mgmt	No vote

03	TO APPROVE AN AMENDMENT TO THE CARDIONET, INC. 2008 NON-EMPLOYEE DIRECTORS’ STOCK OPTION PLAN AND ALL OUTSTANDING OPTIONS GRANTED THEREUNDER TO DATE TO EXTEND THE POST-TERMINATION EXERCISE PERIOD FOR VESTED OPTIONS FROM THREE MONTHS FOLLOWING DIRECTOR’S TERMINATION OF SERVICE TO THE REMAINDER OF THE OPTION TERM IN EFFECT AT THE TIME OF THE DIRECTOR’S TERMINATION OF SERVICE.	Mgmt	No vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Endowment Master Fund, L.P.

By:	/s/ Roy V. Washington
Roy V. Washington Chief Compliance Officer

Date: July 17, 2009